Stockholders' Equity (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of issued common stock
Common stock issued for services, Valuation		$ 35,000	$ 1,285,000
Conversion of debt and interest, Valuation		36,000	1,174,165
Issued in reverse acquisition, Valuation
Common Stock Transaction [Member]
Summary of issued common stock
Common stock issued to settle liabilities, Quantity of Shares	320,000
Common stock issued to settle liabilities, Valuation	112,600
Common stock issued for cash, Quantity of Shares		70,000	6,182,500
Common stock issued for cash, Valuation		35,000	1,497,335
Common stock issued for cash		$ 0.50
Common stock issued for services, Quantity of Shares	1,625,000	140,000	2,570,000
Common stock issued for services, Valuation	557,000	35,000	1,285,000
Common stock issued for services, Range of Value per Share		$ 0.25	$ 0.50
Conversion of debt and interest, Quantity of Shares		51,249	1,692,334
Conversion of debt and interest, Valuation		36,000	1,174,165
Conversion of debt and interest, Range of Value per Share		$ 0.70
Common stock issued with promissory notes, Quantity of Shares	800,000	2,000,000	1,000,000
Common stock issued with promissory notes, Valuation	160,000	290,000	500,000
Common stock issued with promissory notes, Range of Value per Share	$ 0.20		$ 0.50
Common stock issued to acquire oil and gas assets, Quantity of Shares		150,000	250,000
Common stock issued to acquire oil and gas assets, Valuation		18,000	450,000
Common stock issued to acquire oil and gas assets, Range of Value per Share		$ 0.12	$ 1.80
Issued in reverse acquisition, Quantity of Shares			6,110,000
Issued in reverse acquisition, Valuation
Issued in reserve acquisition, Range of Value per Share
Total, Quantity of Shares	2,745,000	2,411,249
Total, Valuation	$ 829,600	$ 414,000
Common Stock Transaction [Member] | Minimum [Member]
Summary of issued common stock
Common stock issued to settle liabilities, Range of Value per Share	$ 0.20
Common stock issued for cash			$ 0.014
Common stock issued for services, Range of Value per Share	$ 0.23
Conversion of debt and interest, Range of Value per Share			$ 0.50
Common stock issued with promissory notes, Range of Value per Share		$ 0.14
Total, Range of Value per Share	$ 0.20	$ 0.12	$ 0.014
Common Stock Transaction [Member] | Maximum [Member]
Summary of issued common stock
Common stock issued to settle liabilities, Range of Value per Share	$ 0.38
Common stock issued for cash			$ 0.70
Common stock issued for services, Range of Value per Share	$ 0.38
Conversion of debt and interest, Range of Value per Share			$ 0.70
Common stock issued with promissory notes, Range of Value per Share		$ 0.15
Total, Range of Value per Share	$ 0.38	$ 0.70	$ 1.8